Goodwill and intangible assets - Intangible Assets by Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 6,193	$ 6,357
Accumulated amortization	(2,782)	(2,759)
Net carrying amount	3,411	3,598	$ 3,842
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	3,564	3,725
Accumulated amortization	(2,782)	(2,759)
Net carrying amount	$ 782	966
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 1,262	1,439
Accumulated amortization	(1,015)	(1,136)
Net carrying amount	$ 247	303
Finite-lived Intangible Assets | Customer relationships | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	11 years
Finite-lived Intangible Assets | Customer contracts—Investment Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,260	2,249
Accumulated amortization	(1,744)	(1,590)
Net carrying amount	$ 516	659
Finite-lived Intangible Assets | Customer contracts—Investment Services | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 42	37
Accumulated amortization	(23)	(33)
Net carrying amount	$ 19	4
Finite-lived Intangible Assets | Other | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	5 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,629	2,632
Net carrying amount	2,629	2,632
Indefinite-lived Intangible Assets | Tradenames
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,334	1,348
Net carrying amount	1,334	1,348
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,295	1,284
Net carrying amount	$ 1,295	$ 1,284